Accounts Receivable - Net - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 253,487	$ 113,736
Trade Accounts Receivable
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, gross, current	257,311	116,278
Allowance for doubtful accounts	(6,680)	(4,181)
Accounts receivables, net, current, total	250,631	112,097
Other Receivables
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 2,856	$ 1,639